Employee Benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits
Contributions to medical and pension schemes	¥ 195,655	¥ 215,553	¥ 158,113
Other employee benefits	40,216	24,180	23,958
Total	¥ 235,871	¥ 239,733	¥ 182,071